Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segments	Dec. 31, 2024 HKD ($) segments $ / shares	Dec. 31, 2024 CNY (¥) segments ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) ¥ / shares
Summary of Significant Accounting Policies [Line Items]
Allowance for credit loss	$ 7,100,000
Foreign translation adjustments loss	(344,879)			$ (566,358)		$ (1,294,936)
Translation price | ¥ / shares			¥ 7.2993
Cash and cash equivalents	8,132,655			8,082,691	$ 8,082,691	4,118,607	$ 4,118,607
Interest deposits		$ 800,000	¥ 500,000
Restricted cash	200,517			313,235	313,235	161,535	$ 161,535
Expected credit loss	1,929,117			1,905,008	1,905,008
Notes receivable of allowance for expected credit loss	3,053			18,753	18,753
Inventory provision	1,247,384			1,069,201	1,069,201
Gain (loss) on fair value of investment in trading securities	398,654			1,359		4,427
Employee benefit expenses	$ 373,200			473,134		325,401
Percentage of employee’s relevant income	5.00%	5.00%	5.00%
Employee contribution per month	$ 194	$ 1,500
MPF expense	23,976			19,995		22,327
Operating lease expenses	81,538			80,385		$ 76,923
Percentage of value added tax						13.00%
Refundable liabilities	1,303,748			2,275,943	$ 2,275,943
Contract liability included in revenue	$ 203,507			$ 214,626		$ 401,175
Tax percent	50.00%	50.00%	50.00%
Number of operating segments (in segments) | segments	2	2	2
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | (per share)		$ 7.8			$ 7.0999
Percentage of operating activities	90.00%	90.00%	90.00%
Operational expenses, period	180 days	180 days	180 days
Payment terms	120 days	120 days	120 days
Notes receivable payment term	180 days	180 days	180 days
Payment terms for product sales	120 days	120 days	120 days
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | $ / shares				$ 1
Percentage of operating activities	80.00%	80.00%	80.00%
Operational expenses, period	150 days	150 days	150 days
Payment terms	30 days	30 days	30 days
Notes receivable payment term	120 days	120 days	120 days
Payment terms for product sales	30 days	30 days	30 days
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | ¥ / shares			¥ 7.1957		$ 7.0809
Cash and cash equivalents	$ 7,348,710			$ 6,729,210	$ 6,729,210
Tax authorities, period	5 years	5 years	5 years
PRC [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | ¥ / shares							$ 6.729
PRC [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Translation price | $ / shares						$ 1
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 783,945			$ 1,353,481	1,353,481
Tax authorities, period	7 years	7 years	7 years
Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	60.30%	60.30%	60.30%	61.60%
Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	39.80%	39.80%	39.80%	40.60%
Allowance Credit Loss [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit loss	$ 2,066,850			$ 2,152,189	$ 2,152,189